UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, November 3, 2008

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $229,858 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------  ------   ------  ------
3M CO                          COM                88579Y101      4192   61360 SH       SOLE                 61140             220
ABBOTT LABS                    COM                002824100      7306  126891 SH       SOLE                126491             400
AFLAC INC                      COM                001055102      6979  118789 SH       SOLE                117069            1720
APACHE CORP                    COM                037411105       474    4550 SH       SOLE                  4150             400
AUTOMATIC DATA PROCESSING IN   COM                053015103      6011  140603 SH       SOLE                138593            2010
COCA COLA CO                   COM                191216100      5043   95363 SH       SOLE                 95038             325
CONOCOPHILLIPS                 COM                20825C104      6587   89930 SH       SOLE                 89663             267
DEVON ENERGY CORP NEW          COM                25179M103      2697   29576 SH       SOLE                 28986             590
DIAGEO P L C                   SPON ADR NEW       25243Q205      4411   64058 SH       SOLE                 63828             230
DOVER CORP                     COM                260003108      5721  141080 SH       SOLE                139880            1200
EMERSON ELEC CO                COM                291011104      4052   99335 SH       SOLE                 99005             330
ENCANA CORP                    COM                292505104      2220   33771 SH       SOLE                 33021             750
EQUITABLE RES INC              COM                294549100       635   17300 SH       SOLE                 16240            1060
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      5262  121079 SH       SOLE                120709             370
ILLINOIS TOOL WKS INC          COM                452308109      4951  111375 SH       SOLE                111015             360
INTEL CORP                     COM                458140100     10216  545425 SH       SOLE                542225            3200
ISHARES INC                    MSCI JAPAN         464286848     14868 1394761 SH       SOLE               1383111           11650
ISHARES TR                     RUSL 2000 GROW     464287648     16045  226940 SH       SOLE                225575            1365
JOHNSON & JOHNSON              COM                478160104      7042  101642 SH       SOLE                101307             335
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      6982  100455 SH       SOLE                 99320            1135
MICROSOFT CORP                 COM                594918104     12331  462025 SH       SOLE                459280            2745
PAYCHEX INC                    COM                704326107      5198  157360 SH       SOLE                156810             550
PEPSICO INC                    COM                713448108      7224  101366 SH       SOLE                 99921            1445
SCHWAB CHARLES CORP NEW        COM                808513105      8721  335427 SH       SOLE                332652            2775
SIGMA ALDRICH CORP             COM                826552101      7560  144229 SH       SOLE                142019            2210
SOUTHERN CO                    COM                842587107      5047  133905 SH       SOLE                133445             460
SPECTRA ENERGY CORP            COM                847560109      4801  201725 SH       SOLE                199980            1745
STRYKER CORP                   COM                863667101      6655  106815 SH       SOLE                105965             850
SYSCO CORP                     COM                871829107     13313  431830 SH       SOLE                429100            2730
UNITED PARCEL SERVICE INC      CL B               911312106      5333   84795 SH       SOLE                 83520            1275
UNITED TECHNOLOGIES CORP       COM                913017109      6524  108630 SH       SOLE                107740             890
VARIAN MED SYS INC             COM                92220P105      7447  130350 SH       SOLE                129335            1015
VERIZON COMMUNICATIONS         COM                92343V104      5623  175215 SH       SOLE                174640             575
WALGREEN CO                    COM                931422109      4366  141014 SH       SOLE                138684            2330
WASTE MGMT INC DEL             COM                94106L109      4137  131362 SH       SOLE                130932             430
WATERS CORP                    COM                941848103      3885   66780 SH       SOLE                 65280            1500